ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Tables)	12 Months Ended
Jun. 30, 2023
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Schedule of wholly-owned subsidiaries of the company

As at 30 June 2023 and the date of approval of the consolidated financial statements, the Company had the following wholly-owned subsidiaries:

Place and date of
Name of entity	establishment	Registered capital	Principal activities

Wins Finance Group	British Virgin Islands	US$ 30,000,100.00	A holding company 100%
Limited(“WFG”)	July 27, 2014		owned by Wins Finance

Full Shine Capital	Hong Kong		A holding company 100%
Resources Limited	August 01, 2013	HK$ 1.00	owned by WFG
(“Full Shine”)

Jinshang International	PRC	US$ 180,000,000.00	A company providing
Financial Leasing	May 18, 2009		financial leasing services and
Co.,Ltd (“Jingshang Leasing”)			100% owned by Full shine

Dalian Ruikai Taifu	PRC		A company providing
Investment Management	October 11, 2021	RMB 100,000,000.00	business service industry and
Co.,Ltd (“Ruikai Taifu”)			60% owned by Full shine

Zhongrui Xuikai Beijing	PRC		A company providing
Technology Co., Ltd	June 22, 2018	RMB 28,000,000.00	medical equipment sales and
(“Zhongrui Xuikai”)			71.43% owned by Ruikai Taifu

Tianjin Runcheng Medical	PRC		A company providing
Technology Co., LTD	July 10, 2020	RMB 20,410,000.00	medical equipment sales and
(“Tianjin Runcheng”)			51% owned by Zhongrui Xuikai